PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2023	2022
Prepaid expenses	$13,189	$13,610
Government institutions	2,731	2,268
Derivative instruments	9,806	—
Interest receivable	4,484	3,872
Short-term vendor deposits	6,675	3,924
Deferred commission	1,810	—
Other current assets	408	1,051
Total prepaid expenses and other current assets	$39,103	$24,725